Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Minimum Future Charter Revenues
For the year:	Amount
2014	$42,998,128
2015	20,848,780
2016	3,705,000
Total	$67,551,908